Accounts Receivable - Schedule of Account Receivable (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Account Receivable [Abstract]
Accounts receivable	¥ 143,085,831		¥ 140,731,559
Less: Allowance for credit losses	(26,660,972)		(26,660,972)
Accounts receivable, Net	¥ 116,424,859	$ 16,648,533	¥ 114,070,587